Distributions and Dividends	12 Months Ended
Dec. 31, 2015
Distribution Received and Dividend Paid [Abstract]
Distributions and Dividends
Distributions and Dividends
The following provides a summary of distributions paid by LINN Energy to LinnCo and dividends paid by LinnCo to its shareholders during the year ended December 31, 2015:
LINN Energy Distributions to LinnCo

Date Paid	Distributions Per Unit	Total Distributions
		(in millions)

September 2015	$0.1042	$13
August 2015	$0.1042	$13
July 2015	$0.1042	$13
June 2015	$0.1042	$13
May 2015	$0.1042	$13
April 2015	$0.1042	$13
March 2015	$0.1042	$13
February 2015	$0.1042	$13
January 2015	$0.1042	$13
LinnCo Dividends to its Shareholders

Date Paid	Dividends Per Share	Total Dividends
		(in millions)

September 2015	$0.1042	$13
August 2015	$0.1042	$13
July 2015	$0.1042	$13
June 2015	$0.1042	$13
May 2015	$0.1042	$13
April 2015	$0.1042	$13
March 2015	$0.1042	$15
February 2015	$0.1042	$13
January 2015	$0.1042	$13

In October 2015, LINN Energy suspended the payment of its distribution. Since LinnCo pays its dividend from the receipt of cash distributions from LINN Energy, LinnCo will not pay a dividend while LINN Energy’s distributions are suspended.